CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (2,008,005)	$ (291,132)	¥ (2,471,127)	¥ (1,705,176)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	496,958	72,052	192,567	201,272
Share-based compensation	218,730	31,713	207,943	360,078
Foreign exchange loss (gain)	(7,419)	(1,076)	1,126
Loss (gain) from disposal of property and equipment	546	79	(133)	82
Fair value change of wealth management product	(2,175)	(315)
Inventory write-down	297	43	176	413
Valuation allowance for doubtful accounts	10,651	1,544
Changes in operating assets and liabilities:
Accounts receivable	28,171	4,084	51,260	(365,350)
Inventories, net	(2,779)	(403)	(1,561)	(1,937)
Amount due from related parties	(220,319)	(31,943)	(194,326)	(337,659)
Prepayments and other current assets	(53,236)	(7,718)	(65,491)	(84,995)
Operating lease right-of-use assets	39,219	5,686	30,309	17,890
Other non-current assets	(4,449)	(645)	(20,467)	(6,785)
Accounts payable	(9)	(1)	(4,046)	3,922
Notes payable			(170,000)	170,000
Payable to riders and drivers	213,337	30,931	(136,513)	336,155
Amount due to related parties	75,243	10,909	18,842	(29,882)
Accrued expenses and other current liabilities	315,779	45,784	(55,321)	357,773
Deferred tax liabilities	(5,012)	(727)	(11,558)	(5,143)
Operating lease liabilities	(40,968)	(5,940)	(29,260)	(18,865)
Net cash used in operating activities	(945,440)	(137,075)	(2,657,580)	(1,108,207)
Cash flows from investing activities:
Proceeds from disposal of short-term investments	9,857,696	1,429,232	2,439,391	7,313,119
Purchase of short-term investments	(10,833,496)	(1,570,709)	(2,871,407)	(7,119,080)
Purchase of long-term time deposits				(400,000)
Purchase of property and equipment and intangible assets	(3,743)	(543)	(16,880)	(23,890)
Proceeds from disposal of property and equipment	917	133	166	94
Loan provided to third party companies	(1,103,500)	(159,992)	(446,223)
Loan settled by third party companies	1,055,733	153,067	208,290
Net cash used in investing activities	(1,026,393)	(148,812)	(686,663)	(229,757)
Cash flows from financing activities:
Proceeds from short-term loan	1,118,000	162,095	100,000	600,000
Repayment of short-term loan	(1,118,000)	(162,095)	(600,000)
Proceeds from public offerings, net of issuance costs paid of RMB 38,821				5,174,508
Issuance of ordinary shares	3,451,921	500,481
Proceeds from exercise of share options	10,665	1,546	31,754	6,904
Repurchase of ordinary shares	(401,566)	(58,222)	(968,409)
Proceeds from (payment of) stock sold on behalf of employees	(6,166)	(894)	(117,850)	110,103
Proceeds from subscription receivable				35
Net cash provided by (used in) financing activities	3,054,854	442,911	(1,554,505)	5,891,550
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	13,998	2,029	(51,457)	(188,664)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,097,019	159,053	(4,950,205)	4,364,922
Cash and cash equivalents and restricted cash, beginning of the year	570,850	82,765	5,521,055	1,156,133
Cash and cash equivalents and restricted cash, end of the year	¥ 1,667,869	$ 241,818	¥ 570,850	¥ 5,521,055